Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details)	12 Months Ended
Dec. 31, 2024 shares
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	May 14, 2015
Quantity granted	317,701
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	May 14, 2015
Quantity granted	166,789
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Apr. 14, 2016
Quantity granted	7,942
Contract period	10 years
Vesting conditions	Note 2
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Apr. 14, 2016
Quantity granted	47,655
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Apr. 07, 2017
Quantity granted	35,917
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Mar. 11, 2019
Quantity granted	3,686
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Mar. 11, 2019
Quantity granted	3,686
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Mar. 11, 2019
Quantity granted	3,686
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Oct. 04, 2019
Quantity granted	3,686
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jan. 09, 2020
Quantity granted	3,686
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Mar. 09, 2020
Quantity granted	3,686
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Apr. 27, 2020
Quantity granted	1,658
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jul. 31, 2020
Quantity granted	66,355
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Nov. 02, 2020
Quantity granted	49,769
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	May 03, 2021
Quantity granted	33,178
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jul. 01, 2021
Quantity granted	3,686
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jul. 01, 2021
Quantity granted	3,686
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jul. 01, 2021
Quantity granted	3,686
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Sep. 01, 2021
Quantity granted	1,658
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Feb. 10, 2022
Quantity granted	3,686
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Feb. 10, 2022
Quantity granted	10,688
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Feb. 10, 2022
Quantity granted	7,330
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Feb. 10, 2022
Quantity granted	33,157
Contract period	10 years
Vesting conditions	Note 4
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jun. 10, 2022
Quantity granted	10,676
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jun. 10, 2022
Quantity granted	13,050
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jun. 21, 2022
Quantity granted	35,013
Contract period	10 years
Vesting conditions	Note 4
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	May 31, 2023
Quantity granted	2,986
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	May 31, 2023
Quantity granted	10,136
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	May 31, 2023
Quantity granted	10,502
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jul. 31, 2023
Quantity granted	14,925
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jul. 31, 2023
Quantity granted	5,528
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jul. 31, 2023
Quantity granted	27,084
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Aug. 21, 2023
Quantity granted	11,059
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jan. 01, 2024
Quantity granted	2,211
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jan. 01, 2024
Quantity granted	5,528
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jan. 01, 2024
Quantity granted	2,211
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Sep. 01, 2024
Quantity granted	24,884
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Sep. 01, 2024
Quantity granted	1,105
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Nov. 20, 2024
Quantity granted	71,362
Contract period	10 years
Vesting conditions	Note 1
Restricted stocks to employees [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Jan. 01, 2024
Quantity granted	4,608
Contract period	4 years
Vesting conditions	Note 1,7
Restricted stocks to employees [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Sep. 01, 2024
Quantity granted	1,755
Contract period	4 years
Vesting conditions	Note 5,7
Restricted stocks to employees [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Nov. 20, 2024
Quantity granted	2,188
Contract period	6 years
Vesting conditions	Note 6,7
Restricted stocks to employees [Member]
Schedule of Group's Share-Based Payment Arrangements [Line Items]
Grant date	Nov. 20, 2024
Quantity granted	8,757
Contract period	6 years
Vesting conditions	Note 6,7